Asset retirement obligations (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Asset retirement obligations
Schedule of assumed ARO liability from the acquisition of assets

Asset retirement obligations, at June 30, 2014	$1,916,276
Activity during the period:
Liabilities incurred during the period	—
Accretion of discount	80,931
Asset retirement obligations, at September 30, 2014	$1,997,207

Asset retirement obligations, at June 30, 2013	$—
Activity during the period:
Liabilities incurred during the period	1,576,322
Liabilities settled during the period	—
Accretion of discount	339,954
Asset retirement obligations, at June 30, 2014	1,916,276
Less current portion	—
Long-term portion	$1,916,276